Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income and expenses [Abstract]
Interest income		€ 40	€ 43	€ 44
Interest income from loans and receivables		12	15	18
Interest income from cash and cash equivalents		28	28	26
Dividend income from available for sale financial assets		64	4	6
Net gains from disposal of financial assets		1	3	20
Net change in fair value of financial assets at fair value through profit or loss		7		4
Other financial income		14	15	20
Financial income		126	65	94
Interest expense	€ 25	222	342	344
Interest on debt and borrowings		177	288	267
Finance charges under finance lease contract		8	7	6
Interest expenses - pensions		37	48	70
Provision-related accretion and interest		22	(44)	31
Net foreign exchange losses		2	1	10
Impairment loss on financial assets		2	24	46
Gains (losses) on financial assets at fair value through profit or loss			4
Other financial expenses		15	180	23
Financial expenses		263	507	453
Financial income and expenses		€ (137)	€ (442)	€ (359)